RECONCILIATION OF FINANCIAL STATEMENTS TO THE FORM 5500 (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Participant Loans - Schedule H, Part I, Line 1c(8)
Balance per Financial Statements	$ 67,017,058	$ 62,856,728	$ 57,284,187
Less: Assets and Activity Related to Loans Deemed Distributed with No Post-Default Payments	(6,643,113)	(5,988,759)	(5,717,136)
Balance Reported on Form 5500	60,373,945	56,867,969	51,567,051
Net Assets - Schedule H, Part I, Line 1l
Balance per Financial Statements	5,225,711,126	5,198,721,680	4,717,952,512
Less: Assets and Activity Related to Loans Deemed Distributed with No Post-Default Payments	(6,643,113)	(5,988,759)	(5,717,136)
Balance Reported on Form 5500	5,219,068,013	5,192,732,921	$ 4,712,235,376
Increase (Decrease) in Net Assets - Schedule H, Part II, Line 2k
Per Financial Statements	26,989,446	480,769,168
Less: Loans Deemed Distributed	(654,354)	(271,623)
Reported on Form 5500	$ 26,335,092	$ 480,497,545